Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Bank Securities Inc.

1 Columbus Circle,

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Deutsche Bank Securities Inc. (the “Company,” as the engaging party), and Deutsche Bank AG, New York Branch, Deutsche Mortgage & Asset Receiving Corporation, Nomura Securities International, Inc., NWL Company, LLC, Societe Generale Financial Corporation, SG Americas Securities, LLC, BMO Capital Markets Corp., and Bank of Montreal who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Trust 2026-RISE, Commercial Mortgage Pass-Through Certificates, Series 2026-RISE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 12 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and

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regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of April 9, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 17, 2026 with certain Collateral attribute calculations adjusted for the Closing Date:

o	BX 2026-RISE Accounting Tape v10.xlsx (provided on March 17, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

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Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Guaranty Agreement” refers t0 a draft or signed guaranty agreement.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 13, 2026 through March 17, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

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not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

March 17, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control No.	None - Company Provided	None
2	Loan Flag	None - Company Provided	None
3	Prop Flag	None - Company Provided	None
4	Loan Name	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Loan Seller	None - Company Provided	None
8	Primary Type	Appraisal Report	None
9	Secondary Type	Appraisal Report	None
10	Properties per Loan	Underwriting File	None
11	Address	Appraisal Report	None
12	City	Appraisal Report	None
13	County	Appraisal Report	None
14	State	Appraisal Report	None
15	Zip Code	Appraisal Report	None
16	Collateral Units	Underwriting File	None
17	Primary Unit of Measure	Underwriting File	None
18	Year Built	Underwriting File	None
19	Latest Renovation	Underwriting File	None
20	As Is Portfolio Value	Appraisal Report	None
21	As Is Value	Appraisal Report	None
22	As Is Value Date	Appraisal Report	None
23	As Is Appraised Value / Unit	Recalculation	None
24	Appraisal Firm	Appraisal Report	None
25	FIRREA	Appraisal Report	None
26	Date of Engineering Report	Engineering Report	None
27	Engineering Firm	Engineering Report	None
28	Date of Phase I Report	Environmental Report	None
29	Environmental Firm	Environmental Report	None
30	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
31	Phase II Recommended (Yes/No)	Environmental Report	None
32	Date of Phase II Report	Environmental Report	None
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Cut-off Date	None - Company Provided	None
34	1st Mortgage Original Balance	Loan Agreement	None
35	1st Mortgage Current Balance	Recalculation	None
36	1st Mortgage Balloon Balance	Recalculation	None
37	% of Pool	Recalculation	None
38	1st Mortgage Balance / Unit	Recalculation	None
39	1st Mortgage Current LTV	Recalculation	None
40	1st Mortgage Maturity LTV	Recalculation	None
41	SOFR Assumption	None - Company Provided	None
42	SOFR Setting	Loan Agreement	None
43	SOFR Reset Frequency	Loan Agreement	None
44	1st Mortgage SOFR Floor	Loan Agreement	None
45	Effective SOFR 1st Mortgage	None - Company Provided	None
46	1st Mortgage Margin	None - Company Provided	None
47	1st Mortgage Coupon	Recalculation	None
48	1st Mortgage Debt Service at SOFR	Recalculation	None
49	SOFR Cap	None - Company Provided	None
50	SOFR Cap Expiration	None - Company Provided	None
51	1st Mortgage Cap Coupon	Recalculation	None
52	1st Mortgage Debt Service at Cap	Recalculation	None
53	Note Date	None - Company Provided	None
54	Borr. Legal Name	Loan Agreement	None
55	Borrower Sponsor	Loan Agreement	None
56	Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement	None
57	Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement	None
58	Recourse Guarantor Name	Guaranty Agreement	None
59	Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement	None
60	Loan Purpose	None - Company Provided	None
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
61	Payment Day	Loan Agreement	None
62	Interest Accrual Begin	Loan Agreement	None
63	Interest Accrual End	Loan Agreement	None
64	Rate Type	Loan Agreement	None
65	Loan Type	Loan Agreement	None
66	1st Amortization Date	Loan Agreement	None
67	IO Period	Recalculation	None
68	1st. IO Date	Loan Agreement	None
69	First Pmt Date	Loan Agreement	None
70	Maturity Date	Loan Agreement	None
71	Original Term	Recalculation	None
72	Seasoning	Recalculation	None
73	Remaining Term	Recalculation	None
74	Exit Fee	Loan Agreement	None
75	Extension Option	Loan Agreement	None
76	Extension Fee	Loan Agreement	None
77	Fully Extended Maturity	Loan Agreement	None
78	Aggregate Extension Options	Recalculation	None
79	Original Term Extended	Recalculation	None
80	Remaining Term Extended	Recalculation	None
81	Prepay Description	Loan Agreement	None
82	Partial Prepay Permitted (Provisions)	Loan Agreement	None
83	Lockout Period	Loan Agreement	None
84	Penalty Period	Recalculation	None
85	Open Period	Recalculation	None
86	Lockout Exp Date	Loan Agreement	None
87	Prepay Penalty Start Date	Loan Agreement	None
88	Prepay Penalty End Date	Loan Agreement	None
89	Grace Days Default	Loan Agreement	None
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
90	Grace Days Late Fee	Loan Agreement	None
91	Default Rate	Loan Agreement	None
92	Late Fee	Loan Agreement	None
93	SPE	Loan Agreement	None
94	Non Consol	Loan Agreement	None
95	Ind. Director	Loan Agreement	None
96	Partial Release Permitted	Loan Agreement	None
97	Partial Release Description	Loan Agreement	None
98	Future Additional Debt Permitted (Yes/No)	Loan Agreement	None
99	Future Additional Debt Type	Loan Agreement	None
100	Future Additional Debt Description	Loan Agreement	None
101	Lien Position	None - Company Provided	None
102	Fee Simple / Leasehold	Title Policy	None
103	Ground Lease	Title Policy	None
104	Ground Lease Exp.	Title Policy	None
105	Annual Ground Lease Payment	Title Policy	None
106	LockBox Type	Loan Agreement	None
107	Cash Management	Loan Agreement	None
108	Excess Cash Trap Trigger	Loan Agreement	None
109	Initial Tax Reserve	Loan Agreement	None
110	Initial Insurance Reserve	Loan Agreement	None
111	Initial Replacement Reserve	Loan Agreement	None
112	Initial TI/LC Reserve	Loan Agreement	None
113	Initial Deferred Maintenance Reserve	Loan Agreement	None
114	Initial Environmental Reserve	Loan Agreement	None
115	Initial Debt Service Reserve	Loan Agreement	None
116	Initial Other Reserve	Loan Agreement	None
117	Initial Other Reserve Description	Loan Agreement	None
118	Ongoing Tax Escrow	Loan Agreement	None
119	Ongoing Insurance Escrow	Loan Agreement	None
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
120	Ongoing Required Replacement/FFE Reserves	Loan Agreement	None
121	Ongoing Required TI/LC	Loan Agreement	None
122	Ongoing Other Reserve	Loan Agreement	None
123	Ongoing Other Reserve Description	Loan Agreement	None
124	Current Occupancy	Underwriting File	None
125	Current Occupancy Date	Underwriting File	None
126	Property Manager	Management Agreement	None
127	UW Occupancy	Underwriting File	None
128	UW EGI	Underwriting File	$1.00
129	UW Expenses	Underwriting File	$1.00
130	UW NOI	Underwriting File	$1.00
131	UW Replacement Reserves	Underwriting File	$1.00
132	UW NCF	Underwriting File	$1.00
133	1st Mortgage UW NCF DSCR at SOFR	Recalculation	None
134	1st Mortgage UW NOI DSCR at SOFR	Recalculation	None
135	1st Mortgage UW NCF DSCR at Cap	Recalculation	None
136	1st Mortgage UW NOI DSCR at Cap	Recalculation	None
137	1st Mortgage UW NOI Debt Yield	Recalculation	None
138	1st Mortgage UW NCF Debt Yield	Recalculation	None
139	2022 EGI	Underwriting File	$1.00
140	2022 Expenses	Underwriting File	$1.00
141	2022 NOI	Underwriting File	$1.00
142	2022 Replacement Reserves	Underwriting File	$1.00
143	2022 TI/LC	Underwriting File	$1.00
144	2022 NCF	Underwriting File	$1.00
145	2023 EGI	Underwriting File	$1.00
146	2023 Expenses	Underwriting File	$1.00
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
147	2023 NOI	Underwriting File	$1.00
148	2023 Replacement Reserves	Underwriting File	$1.00
149	2023 TI/LC	Underwriting File	$1.00
150	2023 NCF	Underwriting File	$1.00
151	2024 EGI	Underwriting File	$1.00
152	2024 Expenses	Underwriting File	$1.00
153	2024 NOI	Underwriting File	$1.00
154	2024 Replacement Reserves	Underwriting File	$1.00
155	2024 TI/LC	Underwriting File	$1.00
156	2024 NCF	Underwriting File	$1.00
157	Most Recent EGI	Underwriting File	$1.00
158	Most Recent Expenses	Underwriting File	$1.00
159	Most Recent NOI	Underwriting File	$1.00
160	Most Recent Replacement Reserves	Underwriting File	$1.00
161	Most Recent TI/LC	Underwriting File	$1.00
162	Most Recent NCF	Underwriting File	$1.00
163	Most Recent Date	Underwriting File	None
164	Master & Primary Fee Rate	Fee Schedule	None
165	Cert Admin / Trustee Fee Rate	Fee Schedule	None
166	Operating Advisor Fee	Fee Schedule	None
167	EU RR Fee Rate	None - Company Provided	None
168	CREFC Fee	None - Company Provided	None
169	Admin Fee Rate	None - Company Provided	None
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BX 2026-RISE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
170	Directs Investment (Borrower or Lender)	Loan Agreement	None
171	RE Tax	Loan Agreement	None
172	Insurance	Loan Agreement	None
173	Replacement Reserves	Loan Agreement	None
174	TI/LC	Loan Agreement	None
175	Immediate Repairs	Loan Agreement	None
176	Environmental	Loan Agreement	None
177	Initial Debt Service	Loan Agreement	None
178	Other Escrows	Loan Agreement	None

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BX 2026-RISE	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
23	As Is Appraised Value / Unit	Quotient of (i) As Is Value and (ii) Collateral Units.
35	1st Mortgage Current Balance	Set equal to the 1st Mortgage Loan Original Balance.
36	1st Mortgage Balloon Balance	Set equal to the 1st Mortgage Loan Original Balance.
37	% of Pool	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) the aggregate 1st Mortgage Loan Current Balance of the Collateral.
38	1st Mortgage Balance / Unit	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) Collateral Units.
39	1st Mortgage Current LTV	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) As Is Portfolio Value.
40	1st Mortgage Maturity LTV	Quotient of (i) 1st Mortgage Loan Balloon Balance and (ii) As Is Portfolio Value.
47	1st Mortgage Coupon	Sum of (i) Effective SOFR 1st Mortgage and (ii) 1st Mortgage Margin.
48	1st Mortgage Debt Service at SOFR	Product of (i) Mortgage Loan Current Balance, (ii) 1st Mortgage Coupon, and (iii) the Rate Type (Actual/360).
51	1st Mortgage Cap Coupon	Sum of (i) SOFR Cap and (ii) 1st Mortgage Margin.
52	1st Mortgage Debt Service at Cap	Product of (i) 1st Mortgage Current Balance, (ii) 1st Mortgage Cap Coupon, and (iii) the quotient of (a) 365 and (b) 360.
67	IO Period	Count of the number of monthly payment dates from, and inclusive of (i) First IO Date, to and inclusive of (ii) Maturity Date.
71	Original Term	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) the Maturity Date.
72	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
73	Remaining Term	Difference between (i) Original Term and (ii) Seasoning.
78	Aggregate Extension Options	Count of the number of monthly payment dates from, and inclusive of (i) the Maturity Date through (ii) the Fully Extended Maturity Date.
79	Original Term Extended	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date through and including (ii) the Maturity Date.
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BX 2026-RISE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
80	Remaining Term Extended	Difference between (i) Original Term Extended and (ii) Seasoning.
84	Penalty Period	Count of the number of monthly payment dates from and inclusive of (i) Prepay Penalty Start Date, to (ii)Prepay Penalty End Date.
85	Open Period	Count of the number of monthly payment dates from, and inclusive of (i) Prepay Penalty End Date, to and inclusive of (ii) the Maturity Date.
133	1st Mortgage UW NCF DSCR at SOFR	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at SOFR.
134	1st Mortgage UW NOI DSCR at SOFR	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at SOFR.
135	1st Mortgage UW NCF DSCR at Cap	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at Cap.
136	1st Mortgage UW NOI DSCR at Cap	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at Cap.
137	1st Mortgage UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) 1st Mortgage Current Balance.
138	1st Mortgage UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) 1st Mortgage Current Balance.

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BX 2026-RISE	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Name	Specified Attribute
Cortland University City	Fee Simple / Leasehold
Cortland University City	Ground Lease
Cortland University City	Ground Lease Exp.
Cortland University City	Annual Ground Lease Payment
Cortland Whitehall	Fee Simple / Leasehold
Cortland Whitehall	Ground Lease
Cortland Whitehall	Ground Lease Exp.
Cortland Whitehall	Annual Ground Lease Payment

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